Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments

Note 13. Derivative Instruments

The fair value of foreign currency contracts outstanding is presented below:

	December 31, 2011		December 31, 2012
	Notional U.S. dollar Equivalent	Asset Fair Value	Notional U.S. dollar Equivalent	Asset Fair Value
Foreign currency contracts	$20,000	$161	$17,000	$40

During 2010, 2011 and 2012, the Company recorded in Other income (expense), net losses on foreign currency contracts of $353, $522 and $102, respectively.